Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Current assets:
Cash and cash equivalents	$ 34,527	$ 19,212
Restricted cash	6,467	6,167
Accounts receivable, net of allowance for doubtful accounts of $2,456 and $2,976 at December 30, 2012 and January 1, 2012, respectively	54,692	59,236
Inventory	6,019	6,017
Prepaid expenses	5,815	15,483
Other current assets	8,215	7,347
Total current assets	115,735	113,462
Property, plant, and equipment, net of accumulated depreciation of $128,208 and $116,780 at December 30, 2012 and January 1, 2012, respectively	116,510	130,937
Goodwill	13,742	13,958
Intangible assets, net of accumulated amortization of $196,878 and $179,327 at December 30, 2012 and January 1, 2012, respectively	218,981	246,661
Deferred financing costs, net	1,719	2,974
Other assets	2,605	1,876
Assets held for sale	474	934
Total assets	469,766	510,802
Current liabilities:
Current portion of long-term liabilities	853	1,039
Current portion of long-term debt	6,648	4,600
Accounts payable	9,396	8,216
Accrued expenses	26,258	27,625
Accrued interest	4,665	2,876
Deferred revenue	25,217	27,171
Total current liabilities	73,037	71,527
Long-term liabilities:
Long-term debt	1,167,450	1,176,638
Long-term liabilities, less current portion	2,347	2,935
Derivative instruments	45,724	51,576
Pension and other postretirement benefit obligations	15,367	13,758
Total liabilities	1,303,925	1,316,434
Stockholders' deficit:
Common stock, $0.01 par value, 150,000,000 shares authorized at December 30, 2012 and January 1, 2012; 58,313,868 issued and 58,077,031 outstanding at December 30, 2012 and January 1, 2012	568	568
Additional paid-in capital	831,344	831,249
Accumulated other comprehensive loss	(52,642)	(54,359)
Accumulated deficit	(1,610,917)	(1,581,114)
Treasury stock, at cost, 236,837 shares at December 30, 2012 and January 1, 2012	(310)	(310)
Total GateHouse Media stockholders' deficit	(831,957)	(803,966)
Noncontrolling interest	(2,202)	(1,666)
Total stockholders' deficit	(834,159)	(805,632)
Total liabilities and stockholders' deficit	$ 469,766	$ 510,802